UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
6/30/14 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.2%)(a)
	Rating(RAT)	Principal amount	Value

California (95.0%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6 1/4s, 8/1/39	AA-	$14,000,000	$16,249,519
(Episcopal Sr. Cmntys.), 6 1/8s, 7/1/41	BBB+/F	2,045,000	2,267,087
(Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/47	BBB+/F	1,500,000	1,551,930
(Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/42	BBB+/F	700,000	727,090
(O'Connor Woods), 5s, 1/1/33	A	2,300,000	2,457,711

ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds
(Odd Fellows Home of CA), Ser. A, 5s, 4/1/42	A	1,000,000	1,066,270
(Odd Fellows Home), Ser. A, 5s, 4/1/32	A	3,000,000	3,305,430

Alameda Cnty., Joint Pwrs. Auth. Lease Rev. Bonds (Multiple Cap.), Ser. A, 5s, 12/1/34	AA	4,960,000	5,514,181

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A, AMBAC, zero %, 10/1/19	BBB+	15,000,000	12,991,500

Anaheim, Pub. Fin. Auth. Rev. Bonds
(Elec. Syst. Distr. Fac.), Ser. A, 5 3/8s, 10/1/36	AA-	3,000,000	3,352,350
(Distr. Syst.), NATL, 5s, 10/1/29	AA-	1,945,000	1,959,996

Arcadia, Unified School Dist. G.O. Bonds
(Election 2006), Ser. A, AGM, zero %, 8/1/41	Aa2	7,680,000	1,969,152
(Election 2006), Ser. A, AGM, zero %, 8/1/40	Aa2	10,160,000	2,753,258
(Election of 2006), Ser. A, AGM, zero %, 8/1/18	Aa2	1,500,000	1,328,910

Bay Area Toll Auth. of CA Rev. Bonds (Toll Bridge), Ser. S-4, 5s, 4/1/33	A1	3,000,000	3,355,500

Burbank, Pub. Fin. Auth. Tax Alloc. Bonds (West Olive Redev.), AMBAC, 5s, 12/1/26	BBB+	3,390,000	3,390,407

CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 6s, 3/1/38	Baa1	1,045,000	1,152,499
(CA Lutheran U.), 5 3/4s, 10/1/38	Baa1	5,000,000	5,637,400
(Pacific U.), 5 1/2s, 11/1/39 (Prerefunded 11/1/19)	AAA/P	100,000	122,126
(U. of the Pacific), 5 1/2s, 11/1/39	A2	1,085,000	1,210,242
(U. of the Pacific), U.S. Govt. Coll., 5 1/2s, 11/1/39 (Prerefunded 11/1/19)	AAA/P	65,000	79,195
(CA College of Arts), 5 1/4s, 6/1/30	Baa3	1,360,000	1,480,034
(U. of the Pacific), 5 1/4s, 11/1/29	A2	1,265,000	1,418,027
(Loyola-Marymount U.), Ser. A, 5 1/8s, 10/1/40	A2	2,955,000	3,096,456
(U. Redlands), Ser. A, 5 1/8s, 8/1/38	A3	6,430,000	6,628,686
(Claremont Graduate U.), Ser. A, 5 1/8s, 3/1/28	Baa1	1,270,000	1,372,946
(U. of the Pacific), 5s, 11/1/36	A2	10,005,000	10,365,280
(U. of the Pacific), U.S. Govt. Coll., 5s, 11/1/36 (Prerefunded 11/1/15)	AAA/P	730,000	776,742
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa1	1,000,000	1,006,510
(U. of La Verne), Ser. A, 5s, 6/1/31	Baa1	1,970,000	1,987,553
(Chapman U.), 5s, 4/1/31	A2	2,425,000	2,614,514
(CA College of Arts), 5s, 6/1/30	Baa3	1,825,000	1,845,349
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,512,825
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,261,313
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,830,000	2,853,800
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	199,418

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38 (Prerefunded 10/1/18)	Aa3	5,400,000	6,659,010
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38 (Prerefunded 10/1/18)	AAA/P	100,000	123,080
(Providence Hlth. & Svcs.), Class C, 6 1/4s, 10/1/28 (Prerefunded 10/1/18)	Aa3	3,350,000	4,096,246
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	10,500,000	11,790,554
(Sutter Hlth.), Ser. A, 5 1/4s, 11/15/46	Aa3	10,000,000	10,613,600
(Stanford Hosp.), Ser. A-2, 5 1/4s, 11/15/40	Aa3	1,000,000	1,107,940
(Scripps Hlth.), Ser. A, 5s, 11/15/40	AA	1,500,000	1,621,650
(Cedars Sinai Med. Ctr.), 5s, 8/15/39	A1	5,400,000	5,695,974
(Cedars-Sinai Med. Ctr.), 5s, 11/15/34	A1	6,250,000	6,527,313
(Scripps Hlth.), Ser. A, 5s, 11/15/32	AA	1,000,000	1,114,480
(CA-NV Methodist), 5s, 7/1/26	A	1,745,000	1,865,632

CA Hsg. Fin. Agcy. Rev. Bonds
Ser. J, 5 3/4s, 8/1/47	A-	1,295,000	1,299,377
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	A-	10,000	10,252
(Multi-Fam. Hsg. III), Ser. B, NATL, 5 1/2s, 8/1/39	AA	1,650,000	1,650,083
(Home Mtge.), Ser. I, 4 7/8s, 8/1/41	A-	4,060,000	4,063,816
(Home Mtge.), Ser. M, 4 3/4s, 8/1/42	A-	4,990,000	4,846,637
(Home Mtge.), Ser. K, 4 5/8s, 8/1/26	A-	2,500,000	2,546,375

CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(CA Indpt. Syst. Operator), Ser. A, 6 1/4s, 2/1/39 (Prerefunded 2/1/15)	A	12,000,000	12,426,120
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	A1	4,985,000	5,602,442

CA Infrastructure & Econ. Dev. Bank VRDN (Los Angeles Museum), Ser. A, 0.02s, 9/1/37	VMIG1	12,795,000	12,795,000

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa1	5,500,000	5,569,740
5 1/4s, 2/1/37	Baa1	13,150,000	13,358,296

CA Muni. Fin. Auth. Mandatory Put Bonds (7/1/14) (Republic Services, Inc.), 0.3s, 9/1/21	BBB+	2,500,000	2,500,000

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa1	4,000,000	4,575,760
(Emerson College), 6s, 1/1/42	Baa1	1,000,000	1,143,710
(Biola U.), 5 7/8s, 10/1/34	Baa1	12,470,000	13,893,949
(Biola U.), 5.8s, 10/1/28	Baa1	220,000	248,648
(Eisenhower Med. Ctr.), Ser. A, 5 3/4s, 7/1/40	Baa2	9,000,000	9,585,360
(Emerson College), 5 3/4s, 1/1/33	Baa1	2,000,000	2,262,020
(Loma Linda U.), 5s, 4/1/28	A	2,000,000	2,093,780
(U. Students Coop Assn.), 5s, 4/1/22	BBB-	790,000	801,052

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 6 1/8s, 5/15/39	A	4,000,000	4,279,200

CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.), Ser. B, 5s, 7/1/27	A-	4,500,000	4,650,750

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	A-	7,500,000	7,757,175

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	A-	4,000,000	4,240,720

CA School Fin. Auth. Rev. Bonds (Kipp LA Projects), Ser. A, 5 1/8s, 7/1/44	BB+	1,000,000	1,008,950

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	35,000,000	42,625,450
5 3/4s, 4/1/31	Aa3	35,000,000	41,293,700
5 1/4s, 4/1/35	Aa3	10,000,000	11,322,500
5 1/4s, 2/1/29	Aa3	2,000,000	2,314,680
5s, 12/1/43	Aa3	1,500,000	1,665,060
5s, 11/1/43	Aa3	6,645,000	7,370,700
5s, 4/1/37	Aa3	2,000,000	2,221,020

CA State VRDN, 0.02s, 5/1/33	VMIG1	4,400,000	4,400,000

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), Ser. A, 5s, 8/15/30	BBB	1,000,000	1,092,940

CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	4,500,000	4,700,295
(Wtr. Furnishing), 5s, 11/21/45	Baa3	8,000,000	8,222,800

CA State Poll. Control Fin. Auth. VRDN (Pacific Gas & Electric Corp.), Class C, 0.01s, 11/1/26	A-1+	2,200,000	2,200,000

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A1	3,000,000	3,582,150
(Dept. of Ed. - Riverside Campus), Ser. B, 6 1/8s, 4/1/29	A1	490,000	576,176
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/27	A1	575,000	680,306
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/26	A1	2,625,000	3,108,368
(Trustees CA State U.), Ser. D, 6s, 4/1/26	Aa3	1,365,000	1,626,602
(Riverside Campus), Ser. B, 6s, 4/1/25	A1	1,755,000	2,076,411
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/24	A1	3,615,000	4,295,126
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/24	A1	4,485,000	5,328,808
Ser. G-1, 5 3/4s, 10/1/30	A1	11,500,000	13,295,264
Ser. A-1, 5 1/2s, 3/1/25	A1	2,500,000	2,877,850
(Various Cap.), Ser. I, 5s, 11/1/38	A1	1,880,000	2,068,094
(Regents U.), Ser. E, 5s, 4/1/29 (Prerefunded 4/1/19)	Aaa	7,015,000	8,297,623
(Regents U.), Ser. E, 5s, 4/1/28 (Prerefunded 4/1/19)	Aaa	8,290,000	9,805,744
(Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5s, 12/1/19	A1	15,000,000	16,687,950

CA State U. Rev. Bonds (Systemwide), Ser. A, 5 3/4s, 11/1/28	Aa2	5,000,000	5,919,350

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	7,490,000	7,510,523

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7 1/4s, 11/15/41	BBB-	6,000,000	6,923,640
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB	4,500,000	4,786,110
(Enloe Med. Ctr.), 6 1/4s, 8/15/33	A	6,500,000	7,444,970
(Enloe Med. Ctr.), 6 1/4s, 8/15/28	A	5,000,000	5,771,350
(Sutter Hlth.), Ser. A, 6s, 8/15/42	Aa3	5,000,000	5,958,600
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	11,000,000	11,829,290
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB	950,000	1,031,159
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30	A	3,795,000	4,169,908
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	2,000,000	2,132,920
(Kaiser Permanente), Ser. B, 5 1/4s, 3/1/45	A+	19,000,000	19,574,560
(American Baptist Homes of the West), 5s, 10/1/43	BBB	1,190,000	1,197,104
(Episcopal Cmntys. and Svcs.), 5s, 5/15/42	A-/F	3,250,000	3,354,325
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	1,815,000	1,861,736
(Huntington Memorial Hosp.), 5s, 7/1/35	A+	9,000,000	9,243,810
(Episcopal Cmntys. and Svcs.), 5s, 5/15/32	A-/F	600,000	644,736
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/27 (Prerefunded 10/1/17)	A	3,685,000	4,210,296
(Terraces at San Joaquin Gardens), Ser. A, 5s, 10/1/22	BB/P	3,150,000	3,326,117
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/20 (Prerefunded 10/1/17)	A	1,055,000	1,198,079

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB+	9,500,000	9,612,575

CA Statewide Cmnty. Dev. Auth. Special Tax Special Tax Bonds (Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	875,000	603,540

CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5 5/8s, 5/1/29	Baa3	2,360,000	2,360,236

Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 11/1/21	Aa2	2,250,000	1,860,615

Castaic Lake, Wtr. Agcy. COP (Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA	10,000,000	6,026,600

Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGO, 5s, 6/1/30	AA	3,540,000	3,903,841

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BBB-/P	335,000	338,112

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5 7/8s, 2/15/34	Aa2	2,600,000	2,973,360
Ser. D, 5 7/8s, 1/1/34	Aa2	5,000,000	5,718,000

Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5 1/2s, 9/1/30	BBB+	765,000	838,715
5 1/2s, 9/1/29	BBB+	2,235,000	2,464,646

Coast, Cmnty. College Dist. G.O. Bonds
(Election 2012), Ser. A, 5s, 8/1/38	Aa1	7,000,000	7,775,880
NATL, zero %, 8/1/22	Aa1	1,280,000	1,029,043
NATL, zero %, 8/1/21	Aa1	4,500,000	3,792,870

Commerce, Redev. Agcy. Tax Alloc. Bonds (Redev. Area 1), zero %, 8/1/21 (Escrowed to maturity)	AAA/P	41,145,000	29,310,051

Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser. G, NATL, zero %, 9/1/17 (Escrowed to maturity)	Aaa	11,875,000	9,567,569

Corona, Cmnty. Fac. Dist. Special Tax Bonds (No. 97-2 Eagle Glen), Ser. 97-2, 5 3/4s, 9/1/16 (Prerefunded 9/1/14)	BBB+/P	1,820,000	1,836,416

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5s, 9/1/35	BBB+	585,000	620,708
Ser. A, 5s, 9/1/32	BBB+	1,125,000	1,216,800
(Sr. Lien), Ser. A, 5s, 9/1/28	BBB+	275,000	300,762

Corona-Norco, Unified School Dist. Special Tax Bonds (Cmnty. Facs. Dist. No. 98-1), 5s, 9/1/28	BBB+	1,590,000	1,719,744

El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC, 6 1/4s, 8/15/17 (Escrowed to maturity)	AAA/P	6,010,000	6,396,563

Folsom Cordova, Unified School Dist. G.O. Bonds (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	AA-	1,505,000	936,893

Fontana, Cmnty. Facs. Special Tax Bonds (Sierra Hills School Dist. No. 22)
5s, 9/1/34	BBB-/P	1,000,000	1,074,990
5s, 9/1/31	BBB-/P	880,000	957,440

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	6,750,000	7,424,123

Foothill/Eastern Corridor Agcy. Rev. Bonds
Ser. A, 6s, 1/15/53	BBB-	8,000,000	9,148,560
(CA Toll Roads), Ser. A, 5s, 1/1/35	BBB-	2,000,000	2,008,200

Fullerton, Cmnty. Facs. Dist. No. 1 Special Tax Bonds (Amerige Heights), 5s, 9/1/32	A-	1,000,000	1,049,800

Garden Grove, Unified School Dist. G.O. Bonds (2010 Election), Ser. C
5s, 8/1/32	Aa2	2,000,000	2,276,560
5s, 8/1/31	Aa2	1,500,000	1,720,125
5s, 8/1/30	Aa2	1,000,000	1,152,730
5s, 8/1/29	Aa2	500,000	580,665

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5s, 6/1/33	B3	8,000,000	6,385,840
Ser. A, AGM, 4.55s, 6/1/22	AA	4,085,000	4,338,638
Ser. A-1, 4 1/2s, 6/1/27	B	9,355,000	8,299,008
Ser. A, AMBAC, zero %, 6/1/24	A1	15,500,000	11,000,350

Golden West, School Fin. Auth. Rev. Bonds, Ser. A, NATL
zero %, 8/1/20	AA-	2,000,000	1,559,080
zero %, 2/1/20	AA-	2,480,000	1,994,962

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election 2012), Ser. A, 5 1/4s, 8/1/38	Aa2	4,000,000	4,507,120

Imperial Irrigation Elec. Dist. Rev. Bonds
Ser. A, 6 1/4s, 11/1/31	AA-	1,000,000	1,186,630
Ser. A, 5 1/2s, 11/1/41	AA-	9,000,000	10,072,890
5 1/8s, 11/1/38	AA-	7,000,000	7,563,780
Ser. C, 5s, 11/1/41	AA-	6,695,000	7,166,060

Infrastructure & Econ. Dev. Bank Rev. Bonds
(J. David Gladstone Inst.), Ser. A, 5s, 10/1/31	A-	4,000,000	4,319,680
(Indpt. Syst. Operator Corp.), 5s, 2/1/30	A1	7,000,000	7,783,020

Inland Valley, Dev. Agcy. Successor Tax Allocation Bonds, Ser. A, 5 1/4s, 9/1/37	A-	4,925,000	5,459,855

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Ltd. Oblig. Assmt. Dist. No. 13-1), 5s, 9/2/29	BBB-	705,000	754,695
(Dist No. 12-1), 5s, 9/2/23	BBB+	1,000,000	1,150,860

La Verne, COP (Brethren Hillcrest Homes), 5s, 5/15/29	BBB-/F	635,000	669,347

Las Virgenes, Unified School Dist. G.O. Bonds
Ser. A, AGM, 5s, 8/1/28	Aa2	5,245,000	5,692,294
AGM, zero %, 11/1/23	Aa2	1,395,000	1,011,138

Long Beach, Bond Fin. Auth. Rev. Bonds
(Natural Gas), Ser. A, 5 1/2s, 11/15/28	A-	5,000,000	5,891,500
(Aquarium of the Pacific), 5s, 11/1/30	A1	1,000,000	1,084,730
(Aquarium of the Pacific), 5s, 11/1/29	A1	1,250,000	1,363,463

Long Beach, Cmnty. College Dist. G.O. Bonds (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	609,045
zero %, 8/1/33	Aa2	625,000	268,906

Los Angeles Cnty., School Dist. COP (Headquarters Bldg.), Ser. B
5s, 10/1/31	A1	1,125,000	1,244,891
5s, 10/1/30	A1	1,250,000	1,389,825

Los Angeles, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. A, 6s, 8/1/33	Aa1	9,000,000	10,802,070

Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds (Bunker Hill), Ser. A, AGM, 5s, 12/1/27	AA	16,000,000	16,232,960

Los Angeles, Dept. of Arpt. Rev. Bonds
(Los Angeles Intl. Arpt.), Ser. A, 5s, 5/15/40	AA	5,000,000	5,435,900
(Los Angeles Intl. Arpt.), Ser. D, 5s, 5/15/40	AA	11,500,000	12,598,825
(Sr. Intl. Private Activity), 5s, 5/15/35	AA	2,000,000	2,222,100
(Los Angeles Intl. Arpt.), Ser. B, 5s, 5/15/32	AA-	1,000,000	1,113,450
(Los Angeles Intl. Arpt.), Ser. B, 5s, 5/15/31	AA-	1,190,000	1,334,645
(Los Angeles Intl. Arpt.), Ser. B, 5s, 5/15/30	AA-	1,100,000	1,242,692
(Los Angeles Intl. Arpt.), 5s, 5/15/29	AA	4,225,000	4,745,436

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
(Pwr. Syst.), Ser. B, 5s, 7/1/43	Aa3	5,000,000	5,493,450
(Pwr. Syst.), Ser. B, 5s, 7/1/43	Aa3	1,500,000	1,671,450
(Wtr. Wks. Syst.), Ser. B, 5s, 7/1/31	Aa2	2,000,000	2,299,680

Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt. Coll., 7.6s, 10/1/18 (Escrowed to maturity)	AA+	11,435,000	13,242,416

Los Angeles, Unified School Dist. G.O. Bonds
Ser. D, 5s, 1/1/34	Aa2	3,865,000	4,308,354
Ser. F, 5s, 7/1/29	Aa2	2,000,000	2,274,660

Los Angeles, Waste Wtr. Syst. Rev. Bonds, Ser. B, 5s, 6/1/30	AA	8,000,000	9,113,120

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	5,000,000	6,649,300

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	15,000,000	16,915,050

Modesto, Irrigation Dist. Elec. Rev. Bonds
Ser. A, AGM, 5s, 7/1/32	AA	800,000	886,704
Ser. A, AGM, 5s, 7/1/31	AA	1,600,000	1,778,608
AGM, 5s, 7/1/30	AA	1,220,000	1,364,155

Mt. San Antonio, Cmnty College Dist. G.O. Bonds (Election 2008), Ser. A-13, 5s, 8/1/34	Aa2	2,000,000	2,266,460

Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA	6,445,000	2,884,523

Murrieta, Pub. Fin. Auth. Rev. Bonds, 5s, 9/1/26	BBB-	1,000,000	1,063,260

Napa Valley, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. C, NATL
zero %, 8/1/22	Aa2	5,000	3,725
zero %, 8/1/21 (Prerefunded 8/1/17)	Aa2	8,575,000	6,736,692

North Natomas, Cmnty. Fac. Special Tax Bonds
(Dist. No. 4), Ser. E, 5 1/4s, 9/1/33	BBB+	1,500,000	1,630,560
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB+/P	3,685,000	3,698,229
Ser. D, 5s, 9/1/26	BBB+/P	1,710,000	1,725,920

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A
5s, 7/1/32	A+	700,000	770,616
5s, 7/1/30	A+	1,000,000	1,115,630

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds
(Election of 2012), 6 5/8s, 8/1/38	BBB/P	1,000,000	1,193,690
(Election of 2006), Ser. A, 6 1/8s, 8/1/29	BBB/P	4,000,000	4,540,200

Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds (Ladera Ranch - No. 04-1), Ser. A
5s, 8/15/33	BBB	1,750,000	1,905,435
5s, 8/15/32	BBB	1,000,000	1,097,380

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (Sr. Lien - 91 Express Lane), 5s, 8/15/29	A1	1,050,000	1,183,340

Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5 3/4s, 9/1/39	A+	6,000,000	6,499,440
5 1/2s, 9/1/31	A+	1,000,000	1,087,240

Port of Oakland, Rev. Bonds (Sr. Lien), Ser. P
5s, 5/1/33	A+	1,860,000	1,999,370
5s, 5/1/31	A+	1,000,000	1,084,770

Poway, Unified School Dist. G.O. Bonds (Election of 2008), zero %, 8/1/29	Aa2	11,350,000	6,246,700

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds
5s, 9/15/32	BBB	500,000	519,775
5s, 9/15/28	BBB	1,110,000	1,176,245

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/32	BB+/P	1,250,000	1,284,488

Redding, Elec. Syst. Rev. Bonds, NATL, 6.368s, 7/1/22 (Escrowed to maturity)	AA-	8,950,000	10,684,063

Redwood City, Redev. Agcy., Tax Alloc. Bonds (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A-	3,230,000	2,232,705

Richmond, JT Pwrs. Fin. Auth. Rev. Bonds (Lease Civic Ctr.), AGO, 5 3/4s, 8/1/29	AA	2,000,000	2,278,420

Rio Linda, Unified School Dist. G.O. Bonds (Election of 2006), AGM, 5s, 8/1/31	AA	6,000,000	6,445,260

Ripon, Redev. Agcy. Tax Alloc. Bonds (Cmnty. Redev.), NATL, 4 3/4s, 11/1/36	A3	1,440,000	1,380,586

Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	B-/P	4,250,000	3,304,800

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5 3/4s, 6/1/44	BBB-	750,000	831,525

Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds (Rohnert Redev.), NATL, zero %, 8/1/25	AA-	1,340,000	814,063

Roseville, Elec. Syst. Fin. Auth. Rev. Bonds, 5s, 2/1/28	A+	2,895,000	3,261,333

Sacramento Cnty., Arpt. Syst. Rev. Bonds
5s, 7/1/40	A	2,650,000	2,811,756
Ser. A, AGM, 5s, 7/1/28	AA	1,500,000	1,651,305
Ser. A, AGM, 5s, 7/1/26	AA	5,000,000	5,556,850
Ser. A, AGM, 5s, 7/1/25	AA	3,990,000	4,473,428

Sacramento, City Fin. Auth. Tax Alloc. Bonds
Ser. A, FGIC, NATL, zero %, 12/1/23	AA-	15,815,000	10,557,936
Ser. A, FGIC, NATL, zero %, 12/1/22	AA-	7,500,000	5,313,450
(Cap. Appn.), Ser. A, FGIC, NATL, zero %, 12/1/19	AA-	5,000,000	4,206,300

Sacramento, Muni. Util. Dist. Rev. Bonds
Ser. Y, 5s, 8/15/32	AA-	1,500,000	1,682,490
Ser. B, 5s, 8/15/31	AA-	2,905,000	3,310,625
Ser. Y, 5s, 8/15/31	AA-	500,000	563,110
Ser. X, 5s, 8/15/28	AA-	1,650,000	1,864,517

Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser. K, AMBAC, 5 1/4s, 7/1/24	AA-	11,520,000	13,702,117

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds (Cosumnes), NATL, 5s, 7/1/19	AA-	1,070,000	1,152,979

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/42	A2	7,290,000	7,733,232

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. A, 6 1/4s, 8/1/33 (Prerefunded 8/1/18)	Aa2	1,000,000	1,214,170

San Diego Cmnty. Facs. Dist. No. 3 Special Tax Bonds, 5s, 9/1/36	BBB-/P	990,000	1,008,147

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5s, 7/1/38	A1	2,000,000	2,151,400

San Diego, Pub. Fac. Fin. Auth. Rev. Bonds, Ser. A
5 1/4s, 3/1/40	AA-	1,000,000	1,072,120
5 1/4s, 9/1/35	AA-	1,500,000	1,619,250
5 1/4s, 3/1/25	AA-	6,065,000	6,737,063
5s, 9/1/26	AA-	6,265,000	6,839,501

San Diego, Pub. Fac. Fin. Auth. Tax Alloc. Bonds (Southcrest), Ser. B, Radian Insd., 5 1/8s, 10/1/22	Baa3	1,000,000	1,040,540

San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, Ser. A
5 1/4s, 5/15/29	Aa3	1,245,000	1,438,062
5 1/8s, 5/15/29	Aa3	7,885,000	8,974,944

San Diego, Redev. Agcy. Tax Alloc. Bonds (Centre City), Ser. A, SGI, 5s, 9/1/22	A	4,665,000	4,684,406

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 7/1/44	Aa3	10,000,000	2,320,500

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. A, 5 1/4s, 5/1/33	A1	4,000,000	4,421,840
5s, 5/1/29	A1	2,000,000	2,253,360

San Francisco City & Cnty., Intl. Arpt. Comm. Rev. Bonds, Ser. B, 5s, 5/1/43	A1	3,280,000	3,570,116

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5s, 8/1/31	BB+/P	1,140,000	1,213,940

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.)
Ser. 34D, AGO, 5 1/4s, 5/1/25	AA	2,250,000	2,537,595
Ser. F, 5s, 5/1/40	A1	4,750,000	4,997,000
Ser. G, 5s, 5/1/40	A1	4,400,000	4,628,800

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds
(Mission Bay North Redev.), Ser. C, 6 3/4s, 8/1/41	A-	1,000,000	1,174,040
(Mission Bay South), Ser. D, 6 5/8s, 8/1/39	BBB+	1,250,000	1,377,663

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds (Mission Bay's), Ser. A, 5s, 8/1/43	BBB+	1,750,000	1,887,900

San Joaquin Cnty., Trans. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/1/41	AA	7,000,000	7,931,700

San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds (Toll Road), Ser. A, 5s, 1/1/33	BB-	15,125,000	14,750,808

San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area Redev.), Ser. B, Radian Insd., 5s, 8/1/32	BBB	3,935,000	3,957,193

San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.), AMBAC, 5s, 12/1/34	A/P	1,000,000	1,000,240

San Mateo Cnty., Cmnty. College G.O. Bonds (Election of 2005)
Ser. B, NATL, zero %, 9/1/27	Aaa	10,545,000	6,713,791
Ser. A, NATL, zero %, 9/1/26	Aaa	4,000,000	2,680,120

Santa Clara, Elec. Rev. Rev. Bonds, Ser. A
6s, 7/1/31	A+	2,500,000	2,942,425
5 1/4s, 7/1/32	A+	4,000,000	4,430,960

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev. Bonds
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	495,000	496,238
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB/P	500,000	501,670
(Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/27 (Prerefunded 9/1/21)	BBB+	3,285,000	3,585,315
(Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,490,000	1,637,003
(Impt. Area No. 1), Ser. A, 5.1s, 9/1/30 (Prerefunded 9/1/21)	BBB+	490,000	521,679

Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/24	Aa2	1,210,000	865,719

Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser. A, 5s, 12/1/35	A+	12,000,000	12,867,239

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/25	Aa3	9,020,000	5,349,401

South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5s, 8/15/32	BBB+	1,000,000	1,079,690
5s, 8/15/30	BBB+	1,130,000	1,226,672

Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	A-	2,850,000	3,295,085
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	A-	1,500,000	1,736,505
Ser. A, 5s, 7/1/40	AA-	6,860,000	7,450,714

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A
6 1/4s, 10/1/40	A-	1,250,000	1,420,938
6 1/4s, 10/1/38	A-	2,235,000	2,549,733
6 1/8s, 10/1/35	A-	750,000	851,610

Stockton, Unified School Dist. G.O. Bonds (Election 2012), Ser. A, AGM, 5s, 8/1/38	AA	1,000,000	1,071,950

Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	B+/P	3,875,000	3,882,053

Tobacco Securitization Auth. of Southern CA Rev. Bonds
Class A1-SNR, 5 1/8s, 6/1/46	B+	5,000,000	3,935,300
Ser. A1-SNR, 5s, 6/1/37	BB+	2,000,000	1,636,740

Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGO
6 3/8s, 10/1/38	AA	2,200,000	2,507,846
6 1/4s, 10/1/33	AA	3,000,000	3,445,020

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A
5 7/8s, 1/1/29	AA-	6,000,000	7,099,500
5 5/8s, 1/1/29	AA-	1,000,000	1,170,090

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	AA-	14,640,000	15,319,003

Twin Rivers, Unified School Dist. G.O. Bonds, Ser. A, 5s, 8/1/40	AA	2,000,000	2,172,700

U. of CA Rev. Bonds
Ser. O, 5 1/4s, 5/15/39	Aa2	10,000,000	11,419,900
Ser. AI, 5s, 5/15/32	Aa2	3,000,000	3,433,830

Ventura Cnty., COP (Pub. Fin. Auth. III)
5 3/4s, 8/15/29	AA+	1,500,000	1,761,075
5 3/4s, 8/15/28	AA+	1,745,000	2,057,058

West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election of 2004), Ser. B, SGI, zero %, 11/1/24	A1	2,395,000	1,488,373

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	2,350,000	2,555,437

			1,319,686,679
Guam (0.3%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,047,700

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	2,450,000	2,609,274

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/30	AA	1,000,000	1,126,400

			4,783,374
Montana (0.4%)

MT Fac. Fin. Auth. VRDN (Sisters of Charity of Leavenworth), Ser. A, 0.04s, 12/1/25	A-1	5,870,000	5,870,000

			5,870,000
Ohio (0.4%)

OH State Higher Edl. Fac. Comm. VRDN (Cleveland Clinic Foundation), Ser. B-4, 0.03s, 1/1/43	VMIG1	6,520,000	6,520,000

			6,520,000
Oklahoma (0.6%)

OK State Tpk. Auth. VRDN, Ser. F, 0.03s, 1/1/28	VMIG1	8,000,000	8,000,000

			8,000,000
Puerto Rico (1.2%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds (Asset Backed Bonds), 5 5/8s, 5/15/43	Ba2	4,000,000	3,569,879

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	BB+	2,350,000	1,659,664

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. AAA, 5 1/4s, 7/1/28	BB	3,290,000	1,459,938

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA, 5s, 7/1/28	BB+	1,200,000	941,868

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. C
5 1/4s, 8/1/40	AA-	6,250,000	5,560,500
5s, 8/1/40	AA-	3,915,000	3,378,958

			16,570,807
Texas (0.6%)

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.07s, 11/15/33	VMIG1	8,085,000	8,085,000

			8,085,000
Virgin Islands (0.2%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,222,539

			2,222,539
Wyoming (0.5%)

Uinta Cnty., Poll. Control VRDN (Chevron Corp.), 0.01s, 8/15/20	P-1	7,000,000	7,000,000

			7,000,000
TOTAL INVESTMENTS

Total investments (cost $1,251,738,734)(b)			$1,378,738,399

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through June 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,389,308,874.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,251,746,155, resulting in gross unrealized appreciation and depreciation of $133,331,823 and $6,339,579, respectively, or net unrealized appreciation of $126,992,244.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	15.7%
	State debt	15.6
	Health care	13.9
	Local debt	11.4
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,378,738,399	$—

Totals by level	$—	$1,378,738,399	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 27, 2014